PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) as of April 30, 2022
Description	Shares	Value
Long-Term Investments 99.1%
Common Stocks
Air Freight & Logistics 2.0%
FedEx Corp.	8,445	$1,678,359
United Parcel Service, Inc. (Class B Stock)	20,477	3,685,451
		5,363,810
Automobiles 6.8%
Tesla, Inc.*	20,453	17,809,654
Beverages 2.0%
Coca-Cola Co. (The)	37,748	2,438,898
PepsiCo, Inc.	15,792	2,711,645
		5,150,543
Biotechnology 0.7%
AbbVie, Inc.	7,477	1,098,222
Moderna, Inc.*	4,659	626,216
		1,724,438
Capital Markets 1.8%
MSCI, Inc.	1,574	663,048
S&P Global, Inc.	11,086	4,173,879
		4,836,927
Consumer Finance 0.8%
American Express Co.	3,701	646,602
Synchrony Financial	17,864	657,574
Upstart Holdings, Inc.*(a)	9,152	686,583
		1,990,759
Energy Equipment & Services 0.6%
Schlumberger NV	39,218	1,529,894
Entertainment 1.7%
Netflix, Inc.*	13,952	2,655,903
ROBLOX Corp. (Class A Stock)*(a)	21,665	664,032

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Entertainment (cont’d.)
Walt Disney Co. (The)*	5,709	$637,296
World Wrestling Entertainment, Inc. (Class A Stock)(a)	11,038	644,509
		4,601,740
Equity Real Estate Investment Trusts (REITs) 0.5%
Public Storage	1,681	624,492
SBA Communications Corp.	1,885	654,302
		1,278,794
Food & Staples Retailing 0.8%
Costco Wholesale Corp.	4,188	2,226,843
Food Products 0.2%
Darling Ingredients, Inc.*	8,562	628,365
Health Care Equipment & Supplies 0.3%
Edwards Lifesciences Corp.*	8,508	899,976
Health Care Providers & Services 2.5%
McKesson Corp.	6,505	2,014,013
UnitedHealth Group, Inc.	8,895	4,523,552
		6,537,565
Hotels, Restaurants & Leisure 0.8%
Airbnb, Inc. (Class A Stock)*	5,219	799,603
Marriott International, Inc. (Class A Stock)*	7,213	1,280,452
		2,080,055
Insurance 0.3%
GoHealth, Inc. (Class A Stock)*	893,184	667,387
Interactive Media & Services 7.5%
Alphabet, Inc. (Class A Stock)*	6,847	15,626,155
Meta Platforms, Inc. (Class A Stock)*	21,117	4,233,325
		19,859,480

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Internet & Direct Marketing Retail 5.0%
Amazon.com, Inc.*	5,310	$13,198,695
IT Services 11.9%
Accenture PLC (Class A Stock)	13,550	4,069,878
Adyen NV (Netherlands), 144A*	1,494	2,481,699
Block, Inc.*	6,582	655,172
Gartner, Inc.*	5,986	1,739,232
Mastercard, Inc. (Class A Stock)	22,801	8,285,428
MongoDB, Inc.*	6,185	2,195,242
Paychex, Inc.	10,084	1,277,945
PayPal Holdings, Inc.*	7,962	700,099
Shopify, Inc. (Canada) (Class A Stock)*	2,446	1,044,002
Visa, Inc. (Class A Stock)(a)	41,279	8,797,793
		31,246,490
Life Sciences Tools & Services 3.4%
Agilent Technologies, Inc.	14,256	1,700,313
Danaher Corp.	19,292	4,844,800
Thermo Fisher Scientific, Inc.	4,278	2,365,392
		8,910,505
Machinery 0.3%
Deere & Co.	2,186	825,324
Media 0.2%
Charter Communications, Inc. (Class A Stock)*	1,364	584,460
Multiline Retail 1.7%
Target Corp.	20,037	4,581,460
Personal Products 0.6%
Estee Lauder Cos., Inc. (The) (Class A Stock)	6,241	1,647,998
Pharmaceuticals 2.3%
Eli Lilly & Co.	6,813	1,990,281
Novo Nordisk A/S (Denmark), ADR	9,082	1,035,348
Zoetis, Inc.	17,251	3,057,740
		6,083,369

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Professional Services 0.7%
Robert Half International, Inc.	19,535	$1,920,486
Real Estate Management & Development 0.8%
CBRE Group, Inc. (Class A Stock)*	24,032	1,995,617
Road & Rail 1.4%
J.B. Hunt Transport Services, Inc.	8,468	1,446,758
Old Dominion Freight Line, Inc.(a)	8,001	2,241,240
		3,687,998
Semiconductors & Semiconductor Equipment 8.1%
Advanced Micro Devices, Inc.*	9,954	851,266
Applied Materials, Inc.	21,686	2,393,050
KLA Corp.	8,356	2,667,737
Micron Technology, Inc.	30,321	2,067,589
NVIDIA Corp.	54,374	10,084,746
NXP Semiconductors NV (China)	3,852	658,307
QUALCOMM, Inc.	18,889	2,638,604
		21,361,299
Software 16.6%
Adobe, Inc.*	16,404	6,495,164
Atlassian Corp. PLC (Class A Stock)*	16,258	3,655,286
Cadence Design Systems, Inc.*	16,642	2,510,446
Crowdstrike Holdings, Inc. (Class A Stock)*	3,270	649,945
Datadog, Inc. (Class A Stock)*	5,461	659,579
Fortinet, Inc.*	2,190	632,932
Intuit, Inc.	3,729	1,561,519
Microsoft Corp.	64,622	17,933,897
NortonLifeLock, Inc.	46,642	1,167,916
Oracle Corp.	21,436	1,573,402
Palo Alto Networks, Inc.*	1,653	927,796
Salesforce, Inc.*	17,223	3,030,215
Synopsys, Inc.*	8,197	2,350,818
Zoom Video Communications, Inc. (Class A Stock)*	6,735	670,604
		43,819,519
Specialty Retail 4.8%
Bath & Body Works, Inc.	38,775	2,050,810

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Best Buy Co., Inc.(a)	7,647	$687,695
Home Depot, Inc. (The)	11,486	3,450,394
Lowe’s Cos., Inc.	10,974	2,169,889
TJX Cos., Inc. (The)	11,973	733,706
Ulta Beauty, Inc.*	4,264	1,691,955
Williams-Sonoma, Inc.(a)	13,352	1,742,169
		12,526,618
Technology Hardware, Storage & Peripherals 8.0%
Apple, Inc.	110,833	17,472,823
Dell Technologies, Inc. (Class C Stock)	36,211	1,702,279
HP, Inc.	54,824	2,008,203
		21,183,305
Textiles, Apparel & Luxury Goods 3.7%
Columbia Sportswear Co.	12,280	1,008,925
LVMH Moet Hennessy Louis Vuitton SE (France)	9,515	6,121,884
NIKE, Inc. (Class B Stock)	9,555	1,191,508
Tapestry, Inc.	46,603	1,534,171
		9,856,488
Thrifts & Mortgage Finance 0.3%
UWM Holdings Corp.	189,473	702,945

Total Long-Term Investments (cost $185,703,982)		261,318,806

Short-Term Investments 5.6%
Affiliated Mutual Fund 5.1%
PGIM Institutional Money Market Fund (cost $13,279,595; includes $13,275,395 of cash collateral for securities on loan)(b)(we)	13,293,408	13,282,773

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value

Unaffiliated Fund 0.5%
Dreyfus Government Cash Management (Institutional Shares) (cost $1,363,927)	1,363,927	$1,363,927

Total Short-Term Investments (cost $14,643,522)		14,646,700

TOTAL INVESTMENTS 104.7% (cost $200,347,504)		275,965,506
Liabilities in excess of other assets (4.7)%		(12,408,950)

Net Assets 100.0%		$263,556,556

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $12,497,843; cash collateral of $13,275,395 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).